Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 6,019,930	¥ 6,202,276